Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Applicable tax rate	14.00%	14.50%	13.20%
Effect of disallowed expenditures	2.00%	3.40%	3.50%
Effect of utilization of tax losses brought forward from prior periods	(0.10%)	(0.10%)	(0.20%)
Effect of income taxed at reduced rates	(0.40%)	(0.20%)	(0.20%)
Effect of tax credits and allowances	(2.40%)	(2.20%)	(2.80%)
Effect of release of contingent consideration liability	(0.20%)	(1.20%)	0.00%
Effect of tax rate change on current and deferred tax assets and liabilities	(0.50%)	0.70%	0.20%
Effect of write off of deferred tax assets	0.20%	0.00%	0.50%
Effect of write down and reversal of write down of investments in subsidiaries	(0.10%)	(1.10%)	(1.00%)
Effect of tax benefits expiring in 2017	0.00%	(0.80%)	(0.50%)
Effect of non-deductible losses in Venezuela	0.00%	0.00%	1.30%
Effect of prior year items	(0.60%)	1.20%	0.20%
Effect of other items	0.60%	0.20%	0.10%
Effective tax rate	8.80%	14.40%	14.30%
Tax rate effect of revenues exempt from taxation	(3.70%)	0.00%	0.00%
Effective income tax rate reconciliation change in uncertain tax positions			5.10%
Effective income tax rate reconciliation other adjustments	(0.40%)	0.00%	1.20%
Effective income tax rate reconciliation change in enacted tax rate	1.00%	0.00%	(6.20%)
Percentage impact of new tax law change in deferred tax assets and liabilities and current tax liabilities	(3.70%)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 19	$ 7	$ 18